Disclosure of detailed information about reclamation bonds (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Reclamation bonds	$ 515,748	$ 639,427
Australia [Member]
Statement [Line Items]
Reclamation bonds	0	67,694
Sweden [Member]
Statement [Line Items]
Reclamation bonds	12,625	8,043
Turkey [Member]
Statement [Line Items]
Reclamation bonds	5,669	26,362
USA [Member]
Statement [Line Items]
Reclamation bonds	$ 497,454	$ 537,328